Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	HORACE MANN EDUCATORS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10890
Entity Tax Identification Number	37-0911756
Entity Address, Address Line One	1 Horace Mann Plaza
Entity Address, City or Town	Springfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62715‑0001
City Area Code	217
Local Phone Number	789‑2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000850141
Amendment Flag	false